Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-182308 and 811-22717



CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               September 7, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re:             First Trust Exchange-Traded Fund VI
                    (Registration Nos. 333-182308, 811-22717)
          ------------------------------------------------------------

Ladies and Gentlemen:


      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Dorsey Wright Momentum & Dividend ETF (formerly First Trust RBA Quality Income ETF), a series of the Registrant. Post-Effective Amendment No. 111 was filed electronically with the Securities and Exchange Commission on September 6, 2018.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           -------------------------------------
                                            Morrison C. Warren


Enclosures